Equity	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Equity
Note 5: Equity
Preferred and Common Shares Outstanding and Other Equity Instruments
(1)

(Canadian $ in millions, except as noted)	January 31, 2022		October 31, 2021
	Number of shares	Amount	Number of shares	Amount	Convertible into
Preferred Shares - Classified as Equity
Class B – Series 27	20,000,000	500	20,000,000	500	Class B - Series 28	(2)(3)
Class B – Series 29	16,000,000	400	16,000,000	400	Class B - Series 30	(2)(3)
Class B – Series 31	12,000,000	300	12,000,000	300	Class B - Series 32	(2)(3)
Class B – Series 33	8,000,000	200	8,000,000	200	Class B - Series 34	(2)(3)
Class B – Series 38	24,000,000	600	24,000,000	600	Class B - Series 39	(2)(3)
Class B – Series 40	20,000,000	500	20,000,000	500	Class B - Series 41	(2)(3)
Class B – Series 42	16,000,000	400	16,000,000	400	Class B - Series 43	(2)(3)
Class B – Series 44	16,000,000	400	16,000,000	400	Class B - Series 45	(2)(3)
Class B – Series 46	14,000,000	350	14,000,000	350	Class B - Series 47	(2)(3)
Preferred Shares - Classified as Equity		3,650		3,650
Other Equity Instruments

4.8% Additional Tier 1 Capital Notes (AT1 Notes)		658		658	Common shares	(3)
4.3% Limited Recourse Capital Notes, Series 1 (LRCNs)		1,250		1,250	Common shares	(3)(4)
Other Equity Instruments		1,908		1,908
Preferred Shares and Other Equity Instruments		5,558		5,558
Common Shares (5) (6) (7)	648,446,895	13,625	648,136,472	13,599

(1)	For additional information refer to Notes 16 and 20 of our annual consolidated financial statements for the year ended October 31, 2021.
(2)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates.
(3)
The instruments issued include a
non-viability
contingent capital provision (NVCC), which is necessary for the preferred shares, AT1 Notes and by virtue of the recourse to Preferred Shares Series 48, the LRCNs (see (4) below) to qualify as regulatory capital under Basel III. As such, they are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability.
In such an event, each preferred share, including Preferred Shares Series 48, and AT1 Note is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the value of the preferred share or other equity instrument, including declared and unpaid dividends, by the conversion price and then applying the multiplier.

(4)
Non-deferrable
interest is payable semi-annually on the LRCNs at the bank’s discretion.
Non-payment
of interest will result in a recourse event, with the noteholders’ sole remedy being the holders’ proportionate share of trust assets comprised of our NVCC Preferred Shares Series 48, which are eliminated on consolidation. In such an event, the delivery of the trust assets will represent the full and complete extinguishment of our obligations under the LRCNs. In circumstances under which NVCC, including the Preferred Shares Series 48, would be converted into common shares of the bank, the LRCNs would be redeemed and the noteholders’ sole remedy would be their proportionate share of trust assets, then comprised of common shares of the bank received by the trust on conversion of the Preferred Share Series 48.

(5)	The stock options issued under the Stock Option Plan are convertible into 6,428,389 common shares as at January 31, 2022 (5,682,206 common shares as at October 31, 2021).
(6)
During the three months ended January 31, 2022, we did not issue common shares under the Shareholder Dividend Reinvestment and Share Purchase Plan and we issued 282,072 common shares under the Stock Option Plan.

(7)	Common shares are net of 8,170 treasury shares as at January 31, 2022 (36,521 treasury shares as at October 31, 2021).

Other Equity Instruments
The bank’s US$500 million (CAD $658 million) 4.8% Additional Tier 1 Capital Notes (AT1 Notes) and $1,250 million 4.3% Limited Recourse Capital Notes Series 1 (LRCNs) are classified as equity and form part of our additional Tier 1 non-viability
contingent capital (NVCC). Both the AT1 Notes and LRCNs are compound financial instruments that have both equity and liability features. On the date of issuance, we assigned an insignificant value to the liability components of both instruments and, as a result, the full amount of proceeds has been classified as equity. Semi-annual distributions on the AT1 Notes and LRCNs are recognized as a reduction in equity when payable. The AT1 Notes and LRCNs are subordinate to the claims of the depositors and certain other creditors in right of payment.
Preferred Shares
On February 25, 2022, we redeemed all of our outstanding 24 million Non-Cumulative 5-Year Rate Reset Class B Preferred Shares, Series 38 for an aggregate total of $600 million.
Normal Course Issuer Bid
On December 3, 2021, we announced our intention, subject to the approval of OSFI and the TSX, to purchase for cancellation up to 22.5 million of our common shares under a normal course issuer bid. Together with the announcement of the Bank of the West acquisition,we noted that we would not proceed with establishing a normal course issuer bid and do not expect to repurchase shares prior to the closing of the acquisition.
Shareholder Dividend Reinvestment and Share Purchase Plan
On January 10, 2022, we announced the offering of a 2% discount on the common shares issued from treasury under the dividend reinvestment feature of its Shareholder Dividend Reinvestment and Share Purchase Plan (the Plan). Commencing with the common share dividend declared for the first quarter of fiscal 2022, payable on February 28, 2022 to shareholders of record on February 1, 2022, and subsequently until further notice, common shares under the Plan will be issued by the bank from treasury with a 2% discount, calculated in accordance with the terms of the Plan. The discount will not apply to common shares purchased under the “Optional Cash Payment” feature of the Plan.